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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-PX

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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05785

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                      MFS INVESTMENT GRADE MUNICIPAL TRUST
               (Exact name of registrant as specified in charter)

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               111 Huntington Avenue, Boston, Massachusetts 02199
               (Address of principal executive offices) (Zip code)

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                              Christopher R. Bohane
                    Massachusetts Financial Services Company
                              111 Huntington Avenue
                           Boston, Massachusetts 02199
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

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                       Date of fiscal year end: November 30

             Date of reporting period: July 1, 2017 - June 30, 2018

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ITEM 1.  PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05785
Reporting Period: 07/01/2017 - 06/30/2018
MFS Investment Grade Municipal Trust









===================== MFS Investment Grade Municipal Trust =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title):  David DiLorenzo*
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                           David DiLorenzo, President and Principal
                           Executive Officer

Date: August 28, 2018

*By (Signature and Title)  /s/ Susan A. Pereira
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                           Susan A. Pereira, as attorney-in-fact

* Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated June 1, 2017. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on June 27, 2017.